Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Abstract
Organization and Business
1.	Organization and Business

ATI Intermediate Holdings, LLC (the “Company”) is a Delaware corporation formed in December 2018 as a wholly owned subsidiary of ATI Investment Parent, LLC (the “Parent”). On October 14, 2020, we converted from a Delaware limited liability company to a Delaware corporation and changed our name to Array Technologies, Inc. The Company is headquartered in Albuquerque, New Mexico, and manufactures and supplies solar tracking systems and related products for customers across the United States and internationally. The Company, through its wholly-owned subsidiaries, High Desert Finance, LLC (“HDF”) and ATI Investment Holdings, Inc. (“ATI Investment”), owns two other subsidiaries through which its conducts substantially all operations; Array Technologies, Inc. and Array Technologies Patent Holdings Co., LLC (“Array”). Parent acquired Array on July 8, 2016.

1.	Organization and Business

ATI Intermediate Holdings, LLC (the “Company”) is a Delaware limited liability company formed in December 2018 as a wholly owned subsidiary of ATI Investment Parent, LLC (the “Parent”). The Company is headquartered in Albuquerque, New Mexico, and manufactures and supplies solar tracking systems and related products for customers across the United States and internationally. The Company, through its wholly-owned subsidiaries, High Desert Finance, LLC (“HDF”) and ATI Investment Holdings, Inc. (“ATI Investment”), owns two other subsidiaries through which its conducts substantially all operations: Array Technologies, Inc. and Array Technologies Patent Holdings Co., LLC (“Array”). Parent acquired Array on July 8, 2016.